18. Subsequent Events (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Jun. 11, 2018	Mar. 31, 2017
Proceeds from sale of stock, net		$ 0
Subsequent Event [Member] | At-the-Market Issuance Sales Agreement [Member]
Stock issued new, shares	245,132
Proceeds from sale of stock, gross	$ 946,000
Proceeds from sale of stock, net	$ 916,000